Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 5,243.8	$ 4,452.5
Cost of sales	3,990.4	3,407.4
Gross profit	1,253.4	1,045.1
Total operating expenses	780.8	667.4
Operating income	472.6	377.7
Financing costs	76.9	56.6
Financing income	(3.0)	(2.2)
Foreign exchange (gain) loss on long-term debt	69.8	(53.3)
Income before income taxes	328.9	376.6
Income tax expense	101.6	137.5
Net income	227.3	239.1
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	4,753.5	4,026.5
Cost of sales	3,560.2	3,073.6
Gross profit	1,193.3	952.9
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	522.3	464.0
Cost of sales	462.2	371.8
Gross profit	60.1	92.2
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	(32.0)	(38.0)
Cost of sales	$ (32.0)	$ (38.0)